Offerings - Offering: 1	Mar. 26, 2026 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Limited Partnership Interests
Security Class Title	Common units representing limited partner interests
Maximum Aggregate Offering Price	$ 300,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-270508
Carry Forward Initial Effective Date	Mar. 29, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 33,060.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering such additional indeterminate number of common units as may be issued from time to time to prevent dilution resulting from common unit splits, common unit distributions, or similar transactions with respect to the common units. Pursuant to 415(a)(6) under the Securities Act, there is included on this registration statement common units representing limited partner interests of XPLR Infrastucture, LP, having a gross sales price of up to $300,000,000 that were previously registered for offer and sale, but not sold, in connection with XPLR Infrastructure, LP's Registration Statement No. 333-270508 filed with the Securities and Exchange Commission on March 13, 2023, and effective as of March 29, 2023 (the "Prior Registration Statement"), and for which a filing fee of $33,060.00 with respect to such unsold common units was paid in connection therewith. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee related to such unsold common units will continue to be applied to the offer and sale of such unsold common units. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the corresponding common units under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.